SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment valuation, Future contract (Details) - Abbott Laboratories Stock Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net appreciation in fair value of investments	$ 2,619,788,000
Futures contracts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Notional amount	998,000	$ 629,000
Net appreciation in fair value of investments	$ 32,000